ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 108,659	$ 178,608
Allowance for doubtful accounts		(21,875)
Accounts receivable, net	108,659	156,733
Bad debt expense	$ (21,875)	$ 23,900